PERSONNEL - Schedule of Average Number of Employees (Details) - employee	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number And Average Number Of Employees [Line Items]
Average number of employees	622	523	451
Executive directors
Number And Average Number Of Employees [Line Items]
Average number of employees	2	2	1
Non-executive directors
Number And Average Number Of Employees [Line Items]
Average number of employees	5	5	6
Sales and marketing employees
Number And Average Number Of Employees [Line Items]
Average number of employees	374	322	284
Technology employees
Number And Average Number Of Employees [Line Items]
Average number of employees	147	121	105
General and administrative employees
Number And Average Number Of Employees [Line Items]
Average number of employees	94	73	55